Warrants (Details)	12 Months Ended
Sep. 30, 2023 $ / shares shares
Warrants (Details) [Line Items]
Warrants issued and exercised | shares	605,004
Weighted average exercise price	$ 30.66
Exercise price per warrant	$ 10
Warrant exercised | shares
Class C Ordinary Shares [Member]
Warrants (Details) [Line Items]
Exercise price per warrant	$ 138.68